Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

Note 7 – Commitments and Contingencies

Operating Leases

We have entered into various operating lease agreements, including our corporate headquarters. We account for leases in accordance with ASC Topic 842: Leases, which requires a lessee to utilize the right-of-use model and to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases are classified as either financing or operating, with classification affecting the pattern of expense recognition in the statement of operations. In addition, a lessor is required to classify leases as either sales-type, financing or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as financing. If the lessor does not convey risk and rewards or control, the lease is treated as operating. We determine if an arrangement is a lease, or contains a lease, at inception and record the lease in our financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments over the lease term. Lease right-of-use assets and liabilities at commencement are initially measured at the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at commencement to determine the present value of lease payments except when an implicit interest rate is readily determinable. We determine our incremental borrowing rate based on market sources including relevant industry data.

We have lease agreements with lease and non-lease components and have elected to utilize the practical expedient to account for lease and non-lease components together as a single combined lease component, from both a lessee and lessor perspective with the exception of direct sales-type leases and production equipment classes embedded in supply agreements. From a lessor perspective, the timing and pattern of transfer are the same for the non-lease components and associated lease component and, the lease component, if accounted for separately, would be classified as an operating lease.

We have elected not to present short-term leases on the balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that we are reasonably certain to exercise. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of our leases do not provide an implicit rate of return, we used our incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Our leases, where we are the lessee, do not include an option to extend the lease term. For purposes of calculating lease liabilities, lease term would include options to extend or terminate the lease when it is reasonably certain that we will exercise such options.

Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense, included as a component of general and administrative expenses, in the accompanying consolidated statements of operations.

Certain operating leases provide for annual increases to lease payments based on an index or rate, our lease has no stated increase, payments were fixed at lease inception. We calculate the present value of future lease payments based on the index or rate at the lease commencement date. Differences between the calculated lease payment and actual payment are expensed as incurred.

At September 30, 2023 and December 31, 2022, respectively, the Company had no financing leases as defined in ASC 842, “Leases.”

On December 3, 2021, the Company signed a lease for 5778 square feet of office space, for occupancy effective January 1, 2022. The lease term is 39 months, and the total monthly payment is $21,773, including base rent, estimated operating expenses and sales tax.

The initial base rent of $14,743 including sales tax was abated for months 1, 13 and 25 of the lease and is subject to a 3% annual increase. An initial Right of Use (“ROU”) asset of $735,197 was recognized as a non-cash asset addition with the adoption of the lease accounting standard.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

The tables below present information regarding the Company’s operating lease assets and liabilities at September 30, 2023 and 2022, respectively:

	September 30, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$354,601	$521,782

Liabilities

Operating lease liability	$378,417	$546,022

Weighted-average remaining lease term (years)	1.50	2.25

Weighted-average discount rate	5%	5%

The components of lease expense were as follows:

	September 30, 2023	September 30, 2022

Operating lease costs

Amortization of right-of-use operating lease asset	$167,181	$105,470
Lease liability expense in connection with obligation repayment	17,152	$17,419
Total operating lease costs	$184,333	$122,889

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$184,756	$246,538
Right-of-use asset obtained in exchange for new operating lease liability	$-	$735,197

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Future minimum lease payments under non-cancellable leases for the years ended December 31 were as follows:

2023 (3 months)	$66,647
2024	256,414
2025	69,421
Total undiscounted cash flows	392,482
Less: amount representing interest	(14,065)
Present value of operating lease liability	378,417
Less: current portion of operating lease liability	238,042
Long-term operating lease liability	$140,375

Employment Agreements

During 2023, the Company executed employment agreements with certain of its officers and directors. These agreements contain various compensation arrangements pertaining to the issuance of stock and cash. The stock portion of the compensation contains vesting provisions and are recorded as earned.

For more information on these agreements see related Form 8K’s filed on:

●	February 10, 2023 (Non-Independent Director),
●	April 19, 2023 (Chief Technology Officer) (“CTO”); and
●	April 24, 2023 (Interim Chief Executive Officer) (“ICEO”)

In February 2023, the Company’s non-independent director received 10,417 shares of common stock, having a fair value of $40,000, based upon the quoted closing price ($3.84/share). This expense was recorded as a component of general and administrative expenses for the nine months ended September 30, 2023.

In April 2023, the Company’s CTO was entitled to receive up to 325,000 shares of common stock, subject to vesting provisions for services rendered. These shares had a fair value of $832,000 on the grant date based upon the quoted closing trading price ($2.56/share). For the nine months ended September 30, 2023, the CTO vested in 130,000 shares of common stock, having a fair value of $198,178, This expense was recorded as a component of general and administrative expenses for the nine months ended September 30, 2023.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

In June and August 2023, the Company granted various board directors an aggregate 220,840 shares of common stock having a fair value of $455,000 on the grant date based upon the quoted closing trading price ($1.98 - $2.21/share). All shares will vest in June 2024 at the Company’s annual meeting.

Departure of Directors or Certain Officers; Election of Directors; Appointment of Certain Officers; Compensatory Arrangements of Certain Officers

The Company has filed several Form 8K’s during July and August 2023 related to the hiring and termination of various officers, directors and board members.

Contingencies – Legal Matters

The Company is subject to litigation claims arising in the ordinary course of business. The Company records litigation accruals for legal matters which are both probable and estimable and for related legal costs as incurred. The Company does not reduce these liabilities for potential insurance or third-party recoveries. As of September 30, 2023, and December 31, 2022, the Company is not aware of any litigation, pending litigation, or other transactions that would require accrual or disclosure.

(10) Commitments and Contingencies

Litigation

The Company is subject to litigation claims arising in the ordinary course of business. The Company records litigation accruals for legal matters which are both probable and estimable and for related legal costs as incurred. The Company does not reduce these liabilities for potential insurance or third-party recoveries. As of December 31, 2022, and 2021, the Company is not aware of any litigation, pending litigation, or other transactions that would require accrual or disclosure under GAAP.

Lease Commitment

On December 3, 2021, the Company signed a lease for 5778 square feet of office space, for occupancy effective January 1, 2022. The lease term is 39 months, and the total monthly payment is $21,773, including base rent, estimated operating expenses and sales tax. The base rent of $14,743 including sales tax was abated for months 1, 13 and 25 of the lease, and is subject to a 3% annual increase. An initial Right of Use (“ROU”) asset of $735,197 was recognized as a non-cash asset addition with the adoption of the lease accounting standard. Cash paid for amounts included in the present value of operating lease liabilities was $246,538 for the year ended December 31, 2022, and is included in cash flows from operating activities in the accompanying consolidated statement of cash flows. The operating lease expense for this lease was $245,777 for the year ended December 31, 2022, and is included in operating expenses in the consolidated statements of operations.

Future minimum payments under non-cancellable leases as of December 31, 2022, were as follows:

Future Minimum Payments
2023	$251,403
2024	256,414
2025	69,421
Total undiscounted operating leases payments	577,238
Less: Imputed interest	31,217
Present Value of Operating Lease Liabilities	546,021

Other Information
Weighted-average remaining lease term	2.25 years
Weighted-average discount rate	5.0%

As a practical expedient, short-term leases with an initial term of 12 months or less are excluded from the consolidated balance sheets and charges from these leases are expensed as incurred. The Company has offices at several of its operating locations under leases that are cancellable upon short notice. Total rent expense for these leases (including the prior headquarters office) was approximately $121,415 and $89,935 for the year ended December 31, 2022, and 2021, respectively.

Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

Note 4 – Commitments and Contingencies

Litigation, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position or results of operations.

Note 4 – Commitments and Contingencies

Litigation, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position or results of operations.